Loans and Allowance for Loan Losses (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Loans and Allowance for Loan Losses
Summary of loans

	March 31,	December 31,
	2015	2014
Real estate:
Construction and land	$84,030	$69,966
Farmland	10,156	10,528
1 - 4 family residential	113,392	105,788
Multi-family residential	9,540	9,964
Nonfarm nonresidential	190,967	195,839
Commercial	204,061	207,101
Consumer	3,349	4,124
	615,495	603,310
Deferred loan fees	(50)	(51)
Allowance for loan losses	(6,006)	(5,981)
	$609,439	$597,278

	December 31,
	2014	2013
Real estate:
Construction and land	$69,966	$47,643
Farmland	10,528	11,656
1 - 4 family residential	105,788	86,908
Multi-family residential	9,964	11,862
Nonfarm nonresidential	195,839	171,451
Commercial	207,101	160,823
Consumer	4,124	4,927

	603,310	495,270

Deferred loan fees	(51)	(94)
Allowance for loan losses	(5,981)	(5,018)

	$597,278	$490,158

Schedule of non-accrual loans, excluding purchased credit impaired loans, aggregated by class of loans

	March 31,	December 31,
	2015	2014
Real estate:
Construction and land	—	$—
Farmland	—	—
1 - 4 family residential	—	—
Multi-family residential	—	—
Nonfarm nonresidential	—	375
Commercial	297	34
Consumer	26	27
	$323	$436

	December 31,
	2014	2013
Real estate:
Construction and land	$—	$76
Farmland	—	—
1 - 4 family residential	—	1,041
Multi-family residential	—	—
Nonfarm nonresidential	375	—
Commercial	34	—
Consumer	27	—

	$436	$1,117

Schedule of age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans

	March 31, 2015
							Total 90 Days
							Past Due
	30 to 59	60 to 89	90 Days	Total	Total	Total	and Still
	Days	Days	or Greater	Past Due	Current	Loans	Accruing
Real estate:
Construction and land	$—	$—	$—	$—	$84,030	$84,030	$—
Farmland	—	—	—	—	10,156	10,156	—
1 - 4 family residential	30	—	—	30	113,362	113,392	—
Multi-family residential	—	—	—	—	9,540	9,540	—
Nonfarm nonresidential	—	—	—	—	190,967	190,967	—
Commercial	269	—	—	269	203,792	204,061	—
Consumer	—	—	—	—	3,349	3,349	—
	$299	$—	$—	$299	$615,196	$615,495	$—

	December 31, 2014
							Total 90 Days
							Past Due
	30 to 59	60 to 89	90 Days	Total	Total	Total	and Still
	Days	Days	or Greater	Past Due	Current	Loans	Accruing
Real estate:
Construction and land	$12	$—	$541	$553	$69,413	$69,966	$—
Farmland	—	—	—	—	10,528	10,528	—
1 - 4 family residential	512	—	—	512	105,276	105,788	—
Multi-family residential	—	—	—	—	9,964	9,964	—
Nonfarm nonresidential	—	375	—	375	195,464	195,839	—
Commercial	6	34	—	40	207,061	207,101	—
Consumer	26	—	—	26	4,098	4,124	—
	$556	$409	$541	$1,506	$601,804	$603,310	$—

	December 31, 2014
	30 to 59 Days	60 to 89 Days	90 Days or Greater	Total Past Due	Total Current	Total Loans	Total 90 Days Past Due and Still Accruing
Real estate:
Construction and land	$12	$—	$541	$553	$69,413	$69,966	$—
Farmland	—	—	—	—	10,528	10,528	—
1 - 4 family residential	512	—	—	512	105,276	105,788	—
Multi-family residential	—	—	—	—	9,964	9,964	—
Nonfarm nonresidential	—	375	—	375	195,464	195,839	—
Commercial	6	34	—	40	207,061	207,101	—
Consumer	26	—	—	26	4,098	4,124	—

	$556	$409	$541	$1,506	$601,804	$603,310	$—

	December 31, 2013
	30 to 59 Days	60 to 89 Days	90 Days or Greater	Total Past Due	Total Current	Total Loans	Total 90 Days Past Due and Still Accruing
Real estate:
Construction and land	$19	$—	$645	$664	$46,979	$47,643	$—
Farmland	—	—	—	—	11,656	11,656	—
1 - 4 family residential	168	—	1,041	1,209	85,699	86,908	—
Multi-family residential	—	—	—	—	11,862	11,862	—
Nonfarm nonresidential	—	—	—	—	171,451	171,451	—
Commercial	94	—	—	94	160,729	160,823	—
Consumer	34	9	9	52	4,875	4,927	9

	$315	$9	$1,695	$2,019	$493,251	$495,270	$9

Summary of impaired loans, including purchased credit impaired loans

	March 31, 2015
	Unpaid	Recorded	Recorded			Average
	Contractual	Investment	Investment	Total		Recorded
	Principal	with No	With	Recorded	Related	Investment
	Balance	Allowance	Allowance	Investment	Allowance	During Year
Real estate:
Construction and land	$—	$—	$—	$—	$—	$42
Farmland	—	—	—	—	—	—
1 - 4 family residential	168	168	—	168	—	168
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,104	1,104	—	1,104	—	1,107
Commercial	482	183	299	482	113	254
Consumer	29	7	22	29	10	32
Total	$1,783	$1,462	$321	$1,783	$123	$1,603

	December 31, 2014
	Unpaid	Recorded	Recorded			Average
	Contractual	Investment	Investment	Total		Recorded
	Principal	with No	With	Recorded	Related	Investment
	Balance	Allowance	Allowance	Investment	Allowance	During Year
Real estate:
Construction and land	$819	$—	$541	$541	$44	$611
Farmland	—	—	—	—	—	—
1 - 4 family residential	168	168	—	168	—	205
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,086	1,086	—	1,086	—	980
Commercial	223	183	40	223	30	361
Consumer	38	8	30	38	13	44
Total	$2,334	$1,445	$611	$2,056	$87	$2,201

	December 31, 2014
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment During Year
Real estate:
Construction and land	$819	$—	$541	$541	$44	$611
Farmland	—	—	—	—	—	—
1 - 4 family residential	168	168	—	168	—	205
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,086	1,086	—	1,086	—	980
Commercial	223	183	40	223	30	361
Consumer	38	8	30	38	13	44

Total	$2,334	$1,445	$611	$2,056	$87	$2,201

	December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment During Year
Real estate:
Construction and land	$971	$645	$—	$645	$—	$871
Farmland	—	—	—	—	—	—
1 - 4 family residential	1,212	1,212	—	1,212	—	1,306
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,900	1,900	—	1,900	—	1,462
Commercial	366	366	—	366	—	366
Consumer	32	32	—	32	—	28

Total	$4,481	$4,155	$—	$4,155	$—	$4,033

Schedule of terms of certain loans that were modified as troubled debt restructurings

During the three months ended March 31, 2015
Post-Modification Outstanding Recorded Investment
Extended
		Pre-			Extended	Maturity,
		Modification			Maturity	Restructured
		Outstanding	Adjusted		and	Payments and
	Number	Recorded	Interest	Extended	Restructured	Adjusted
	of Loans	Investment	Rate	Maturity	Payments	Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	—	399	—	—	—	397
Commercial	1	—	—	—	—	—
Consumer	—	—	—	—	—	—
Total	1	$399	$—	$—	$—	$397

During the three months ended March 31, 2014
Post-Modification Outstanding Recorded Investment
Extended
		Pre-			Extended	Maturity,
		Modification			Maturity	Restructured
		Outstanding	Adjusted		and	Payments and
	Number	Recorded	Interest	Extended	Restructured	Adjusted
	of Loans	Investment	Rate	Maturity	Payments	Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Consumer	2	17	—	11	6	—
Total	2	$17	$—	$11	$6	$—

2014
Post-Modification Outstanding Recorded Investment
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Adjusted Interest Rate	Extended Maturity	Extended Maturity and Restructured Payments	Extended Maturity, Restructured Payments and Adjusted Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Consumer	2	18	4	8	—	—

Total	2	$18	$4	$8	$—	$—

			2013
			Post-Modification Outstanding Recorded Investment
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Adjusted Interest Rate	Extended Maturity	Extended Maturity and Restructured Payments	Extended Maturity, Restructured Payments and Adjusted Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	2	1,203	—	1,051	—	171
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1	1,180	—	1,180	—	—
Commercial	1	16	—	—	16	—
Consumer	1	6	—	—	6	—

Total	5	$2,405	$—	$2,231	$22	$171

Summary of internal ratings of loans, including purchased credit impaired loans

	March 31, 2015
		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$84,030	$—	$—	$—	$84,030
Farmland	10,156	—	—	—	10,156
1 - 4 family residential	113,055	—	337	—	113,392
Multi-family residential	9,540	—	—	—	9,540
Nonfarm nonresidential	190,570	397	—	—	190,967
Commercial	202,238	1,143	680	—	204,061
Consumer	3,320	—	29	—	3,349
Total	$612,909	$1,540	$1,046	$—	$615,495

	December 31, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$69,425	$—	$541	$—	$69,966
Farmland	10,528	—	—	—	10,528
1 - 4 family residential	105,786	—	2	—	105,788
Multi-family residential	9,964	—	—	—	9,964
Nonfarm nonresidential	195,464	—	375	—	195,839
Commercial	205,681	672	748	—	207,101
Consumer	3,925	—	199	—	4,124
Total	$600,773	$672	$1,865	$—	$603,310

	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$69,425	$—	$541	$—	$69,966
Farmland	10,528	—	—	—	10,528
1 - 4 family residential	105,786	—	2	—	105,788
Multi-family residential	9,964	—	—	—	9,964
Nonfarm nonresidential	195,464	—	375	—	195,839
Commercial	205,681	672	748	—	207,101
Consumer	3,925	—	199	—	4,124

Total	$600,773	$672	$1,865	$—	$603,310

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$46,998	$—	645	$—	$47,643
Farmland	11,656	—	—	—	11,656
1 - 4 family residential	85,649	—	1,259	—	86,908
Multi-family residential	11,862	—	—	—	11,862
Nonfarm nonresidential	171,371	—	80	—	171,451
Commercial	158,919	731	1,173	—	160,823
Consumer	4,878	7	42	—	4,927

Total	$491,333	$738	$3,199	$—	$495,270

Schedule of analysis of the allowance for loan losses

	For the	For the	For the
	Three Months Ended	Year Ended	Three Months Ended
	2015	2014	2014
Balance at beginning of year	$5,981	$5,018	$5,018
Provision charged to earnings	110	1,423	252
Charge-offs	(102)	(510)	(60)
Recoveries	17	50	5
Net charge-offs	(85)	(460)	(55)
Balance at end of year	$6,006	$5,981	$5,215

	Year Ended December 31,
	2014	2013	2012
Balance at beginning of year	$5,018	$3,238	$1,012
Provision charged to earnings	1,423	1,883	2,953
Charge-offs	(510)	(240)	(801)
Recoveries	50	137	74

Net charge-offs	(460)	(103)	(727)

Balance at end of year	$5,981	$5,018	$3,238

Summary of activity in the allowance for loan losses by class of loans

	March 31, 2015
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Balance at beginning of year	$769	$1,166	$1,890	$2,092	$64	$5,981
Provision (recapture) charged to earnings	137	74	(54)	(40)	(7)	110
Charge-offs	(48)	—	—	(50)	(4)	(102)
Recoveries	—	—	5	12	—	17
Net charge-offs (recoveries)	(48)	—	5	(38)	(4)	(85)
Balance at end of year	$858	$1,240	$1,841	$2,014	$53	$6,006
Period-end amount allocated to:
Specific reserves:
Impaired loans	$—	$—	$—	$113	$10	$123
Total specific reserves	—	—	—	113	10	123
General reserves	858	1,240	1,841	1,901	43	5,883
Total	$858	$1,240	$1,841	$2,014	$53	$6,006

	December 31, 2014
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Balance at beginning of year	$660	$970	$1,726	$1,585	$77	$5,018
Provision (recapture) charged to earnings	137	226	162	909	(11)	1,423
Charge-offs	(28)	(30)	—	(448)	(4)	(510)
Recoveries	—	—	2	46	2	50
Net charge-offs (recoveries)	(28)	(30)	2	(402)	(2)	(460)
Balance at end of year	$769	$1,166	$1,890	$2,092	$64	$5,981
Period-end amount allocated to:
Specific reserves:
Impaired loans	$44	$—	$—	$30	$13	$87
Total specific reserves	44	—	—	30	13	87
General reserves	725	1,166	1,890	2,062	51	5,894
Total	$769	$1,166	$1,890	$2,092	$64	$5,981

	March 31, 2014
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Balance at beginning of year	$660	$970	$1,726	$1,585	$77	$5,018
Provision (recapture) charged to earnings	(6)	150	(372)	493	(13)	252
Charge-offs	—	—	—	(60)	—	(60)
Recoveries	—	—	—	3	2	5
Net charge-offs (recoveries)	—	—	—	(57)	2	(55)
Balance at end of year	$654	$1,120	$1,354	$2,021	$66	$5,215
Period-end amount allocated to:
Specific reserves:
Impaired loans	$—	$26	$—	$—	$—	$26
Total specific reserves	—	26	—	—	—	26
General reserves	654	1,094	1,354	2,021	66	5,189
Total	$654	$1,120	$1,354	$2,021	$66	$5,215

	December 31, 2014
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Balance at beginning of year	$660	$970	$1,726	$1,585	$77	$5,018
Provision charged to earnings	137	226	162	909	(11)	1,423
Charge-offs	(28)	(30)	—	(448)	(4)	(510)
Recoveries	—	—	2	46	2	50

Net charge-offs	(28)	(30)	2	(402)	(2)	(460)

Balance at end of year	$769	$1,166	$1,890	$2,092	$64	$5,981

Period-end amount allocated to:
Specific reserves:
Impaired loans	$44	$—	$—	$30	$13	$87

Total specific reserves	44	—	—	30	13	87

General reserves	725	1,166	1,890	2,062	51	5,894

Total	$769	$1,166	$1,890	$2,092	$64	$5,981

	December 31, 2013
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Balance at beginning of year	$455	$755	$1,028	$947	$53	$3,238
Provision charged to earnings	205	240	698	716	24	1,883
Charge-offs	—	(85)	—	(110)	(45)	(240)
Recoveries	—	60	—	32	45	137

Net charge-offs	—	(25)	—	(78)	—	(103)

Balance at end of year	$660	$970	$1,726	$1,585	$77	$5,018

Period-end amount allocated to:
Specific reserves:
Impaired loans	$—	$—	$—	$—	$—	$—

Total specific reserves	—	—	—	—	—	—

General reserves	660	970	1,726	1,585	77	5,018

Total	$660	$970	$1,726	$1,585	$77	$5,018

Schedule of recorded investment in loans related to the balance in the allowance for loan losses on the basis of the Company's impairment methodology

	March 31, 2015
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$—	$168	$1,104	$482	$29	$1,783
Loans collectively evaluated for impairment	94,186	122,764	189,863	203,579	3,320	613,712
Total	$94,186	$122,932	$190,967	$204,061	$3,349	$615,495

	December 31, 2014
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$541	$168	$1,086	$223	$38	$2,056
Loans collectively evaluated for impairment	79,953	115,584	194,753	206,878	4,086	601,254
Total	$80,494	$115,752	$195,839	$207,101	$4,124	$603,310

	December 31, 2014
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$541	$168	$1,086	$223	$38	$2,056
Loans collectively evaluated for impairment	79,953	115,584	194,753	206,878	4,086	601,254

Total	$80,494	$115,752	$195,839	$207,101	$4,124	$603,310

	December 31, 2013
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$645	$1,212	$1,900	$366	$32	$4,155
Loans collectively evaluated for impairment	58,654	97,558	169,551	160,457	4,895	491,115

Total	$59,299	$98,770	$171,451	$160,823	$4,927	$495,270

Schedule of outstanding balance and related carrying amount of certain acquired loans which experienced credit deterioration
	December 31,
	2014	2013
Real estate:
Construction and land: unpaid principal balance	$819	$819

Carrying amount	$541	$569

Schedule of carrying amounts of the loan accounted using the cost recovery method
	Year Ended December 31,
	2014	2013
Loans at the end of the year	$541	$569